Share Capital (Details) - Schedule of share-based compensation - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	$ 575	$ 483	$ 1,023	$ 962
Cost of revenue [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	2	18	2	42
Research and development [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	173	219	374	378
General, administrative, and marketing [Member]
Share Capital (Details) - Schedule of share-based compensation [Line Items]
Share-based compensation	$ 400	$ 246	$ 647	$ 542